PRIVATE PLACEMENT	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Private Placement
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

The Sponsor has committed to purchase Private Placement Units in a private placement that will occur simultaneously with the closing of the Proposed Offering. The proceeds from the sale of the Private Placement Units will be added to the net proceeds from the Proposed Offering held in the Trust Account. The Private Placement Units are identical to the units sold in the Proposed Offering, as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to applicable law), and the Private Warrants will expire worthless.

AEON ACQUISITION I CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

NOTE 4. PRIVATE PLACEMENT

The Sponsor has committed to purchase Private Placement Units in a private placement that will occur simultaneously with the closing of the Proposed Offering. The proceeds from the sale of the Private Placement Units will be added to the net proceeds from the Proposed Offering held in the Trust Account. The Private Placement Units are identical to the units sold in the Proposed Offering, as described in Note 7. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to applicable law), and the Private Warrants will expire worthless.

AEON ACQUISITION I CORP.

NOTES TO FINANCIAL STATEMENTS